Investment Portfolio	as of August 31, 2020 (Unaudited)

DWS Health and Wellness Fund

	Shares	Value ($)
Common Stocks 96.9%
Health Care 96.9%
Biotechnology 20.4%
ACADIA Pharmaceuticals, Inc.*	7,456	295,183
Acceleron Pharma, Inc.*	15,185	1,480,082
Agios Pharmaceuticals, Inc.*	15,108	619,579
Alexion Pharmaceuticals, Inc.*	14,408	1,645,682
Allakos, Inc.* (a)	9,629	862,566
Allogene Therapeutics, Inc.*	20,512	731,253
Alnylam Pharmaceuticals, Inc.*	17,112	2,269,736
Amgen, Inc.	35,160	8,906,731
Apellis Pharmaceuticals, Inc.*	24,490	755,027
Arena Pharmaceuticals, Inc.*	21,379	1,492,682
Argenx SE (ADR)*	3,423	791,637
Ascendis Pharma A/S (ADR)*	6,463	957,687
Athenex, Inc.*	50,842	584,175
Biogen, Inc.*	9,900	2,847,636
Biohaven Pharmaceutical Holding Co., Ltd.*	13,030	825,972
BioMarin Pharmaceutical, Inc.*	27,885	2,175,866
Blueprint Medicines Corp.*	11,193	866,674
ChemoCentryx, Inc.*	13,857	741,349
Deciphera Pharmaceuticals, Inc.*	12,704	571,807
Genmab AS*	3,815	1,440,950
Gilead Sciences, Inc.	50,114	3,345,109
Global Blood Therapeutics, Inc.*	13,724	861,593
Immunomedics, Inc.*	28,262	1,259,355
Incyte Corp.*	13,679	1,317,972
Iovance Biotherapeutics, Inc.*	22,834	761,057
Karuna Therapeutics, Inc.*	5,563	425,013
Karyopharm Therapeutics, Inc.*	35,468	539,468
Livongo Health, Inc.* (a)	11,695	1,605,723
Mersana Therapeutics, Inc.*	30,581	585,932
Mirati Therapeutics, Inc.*	7,421	1,108,475
Molina Healthcare, Inc.*	6,654	1,230,790
Momenta Pharmaceuticals, Inc.*	20,026	1,044,756
MyoKardia, Inc.*	6,260	685,094
Neurocrine Biosciences, Inc.*	15,909	1,852,126
Regeneron Pharmaceuticals, Inc.*	7,133	4,421,961
Sarepta Therapeutics, Inc.*	6,842	1,001,806
Seattle Genetics, Inc.*	21,584	3,417,611
Turning Point Therapeutics, Inc.*	5,973	466,969
Vertex Pharmaceuticals, Inc.*	22,663	6,325,697
Zymeworks, Inc.*	12,543	406,644
		63,525,425
Health Care Equipment & Supplies 1.0%
Veeva Systems, Inc. "A"*	3,445	972,420
West Pharmaceutical Services, Inc.	7,285	2,068,649
		3,041,069
Health Care Services 18.9%
Amedisys, Inc.*	10,806	2,613,972
Anthem, Inc.	10,816	3,044,920
Cardinal Health, Inc.	27,068	1,373,972
Centene Corp.*	30,797	1,888,472
Cigna Corp.	31,336	5,558,066
Encompass Health Corp.	15,759	1,028,117
Humana, Inc.	18,031	7,485,930
IQVIA Holdings, Inc.*	14,557	2,383,709
PPD, Inc*	27,301	937,516
Quest Diagnostics, Inc.	8,866	986,254
Teladoc Health, Inc.* (a)	8,115	1,750,324
Thermo Fisher Scientific, Inc.	21,449	9,201,192
UnitedHealth Group, Inc.	65,960	20,615,798
		58,868,242
Medical Supply & Specialty 30.6%
Abbott Laboratories	124,246	13,601,210
ABIOMED, Inc.*	3,542	1,089,590
Agilent Technologies, Inc.	17,899	1,797,418
Alcon, Inc.*	25,248	1,447,720
Avantor, Inc.*	34,401	776,431
Baxter International, Inc.	62,560	5,447,099
Becton, Dickinson & Co.	15,544	3,773,617
Boston Scientific Corp.*	185,030	7,589,931
Danaher Corp.	31,912	6,588,871
DexCom, Inc.*	4,434	1,886,268
Edwards Lifesciences Corp.*	66,195	5,682,179
Envista Holdings Corp.* (a)	33,221	796,972
Hologic, Inc.*	45,143	2,695,940
Illumina, Inc.*	8,770	3,132,819
Insulet Corp.*	4,659	1,016,827
Intuitive Surgical, Inc.*	8,729	6,379,502
iRhythm Technologies, Inc.*	4,105	903,839
LHC Group, Inc.*	8,943	1,864,079
Masimo Corp.*	19,921	4,462,304
Medtronic PLC	80,748	8,677,987
Nevro Corp.*	9,323	1,282,285
Quidel Corp.*	5,958	1,048,370
ResMed, Inc.	11,791	2,131,577
Stryker Corp.	24,103	4,776,250
Teleflex, Inc.	8,153	3,203,721
Varian Medical Systems, Inc.*	18,841	3,272,116
		95,324,922
Pharmaceuticals 26.0%
AbbVie, Inc.	31,393	3,006,508
AstraZeneca PLC (ADR)	102,433	5,736,248
Axsome Therapeutics, Inc.*	2,812	206,148
Bristol-Myers Squibb Co.	125,062	7,778,856
Eli Lilly & Co.	47,987	7,120,791
GlaxoSmithKline PLC (ADR)	59,516	2,356,834
Johnson & Johnson	93,466	14,338,619
Lonza Group AG (Registered)	3,508	2,174,770
Merck & Co., Inc.	70,829	6,039,589
Novartis AG (ADR)	56,849	4,892,425
Novo Nordisk AS (ADR)	32,737	2,161,951
Pfizer, Inc.	177,709	6,715,623
Reata Pharmaceuticals, Inc. "A"*	4,456	467,657
Roche Holding AG (Genusschein)	17,169	5,996,187
Sanofi (ADR)	137,483	6,953,890
Zoetis, Inc.	32,761	5,245,036
		81,191,132
Total Common Stocks (Cost $155,401,088)		301,950,790
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c) (Cost $4,678,469)	4,678,469	4,678,469
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 0.09% (b) (Cost $10,950,025)	10,950,025	10,950,025
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $171,029,582)	101.9	317,579,284
Other Assets and Liabilities, Net	(1.9)	(5,980,672)
Net Assets	100.0	311,598,612

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2020 are as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c)
7,242,269	—	2,563,800 (d)	—	—	2,260	—	4,678,469	4,678,469
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 0.09% (b)
9,648,465	13,775,639	12,474,079	—	—	2,346	—	10,950,025	10,950,025
16,890,734	13,775,639	15,037,879	—	—	4,606	—	15,628,494	15,628,494

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $4,677,610, which is 1.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$63,525,425	$—	$—	$63,525,425
Health Care Equipment & Supplies	3,041,069	—	—	3,041,069
Health Care Services	58,868,242	—	—	58,868,242
Medical Supply & Specialty	95,324,922	—	—	95,324,922
Pharmaceuticals	81,191,132	—	—	81,191,132
Short-Term Investments (e)	15,628,494	—	—	15,628,494
Total	$317,579,284	$—	$—	$317,579,284

(e)	See Investment Portfolio for additional detailed categorizations.